Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pre-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	$ 13,084	$ 92,340	$ (112,511)
Less: reclassification adjustment of realized capital gains and losses	32,308	64,197	27,975
Unrealized net capital gains and losses	(19,224)	28,143	(140,486)
Unrealized foreign currency translation adjustments	(1,803)	(1,436)	1,312
Other comprehensive income	(21,027)	26,707	(139,174)
Tax
Unrealized net holding gains arising during the period, net of related offsets	(4,580)	(32,319)	39,379
Less: reclassification adjustment of realized capital gains and losses	(11,308)	(22,469)	(9,791)
Unrealized net capital gains and losses	6,728	(9,850)	49,170
Unrealized foreign currency translation adjustments	631	502	(459)
Other comprehensive income	7,359	(9,348)	48,711
After-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	8,504	60,021	(73,132)
Less: reclassification adjustment of realized capital gains and losses	21,000	41,728	18,184
Unrealized net capital gains and losses	(12,496)	18,293	(91,316)
Unrealized foreign currency translation adjustments	(1,172)	(934)	853
Other comprehensive income	$ (13,668)	$ 17,359	$ (90,463)